Filed Pursuant to Rule 485(b)
Registration No. 033-18030
811-05371
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 79	X
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 82	X

RUSSELL INVESTMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington	98101
(Address of Principal Executive Office)	(ZIP Code)
Registrant's Telephone Number, including area code: 206/505-7877
Mary Beth Rhoden Albaneze, Esq.	John V. O'Hanlon, Esq.
Associate General Counsel	Dechert LLP
Russell Investment Funds	One International Place, 40th Floor
1301 Second Avenue, 18th Floor	100 Oliver Street
Seattle, Washington 98101	Boston, Massachusetts 02110
206-505-4846	617-728-7100

(Names and Addresses of Agents for Service)

Approximate date of commencement of proposed sale to the public:

As soon as practical after the effective date of the Registration Statement.

Title of Securities Being Registered: Shares of Beneficial Interest.

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

( X )		immediately upon filing pursuant to paragraph (b)
(	)	on (date) pursuant to paragraph (b)
(	)	60 days after filing pursuant to paragraph (a)(1)
(	)	on (date) pursuant to paragraph (a)(1)
(	)	75 days after filing pursuant to paragraph (a)(2)
(	)	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
(	)	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 79 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 15th day of May, 2020.

RUSSELL INVESTMENT FUNDS

Registrant

By: /s/ Mark E. Swanson

Mark E. Swanson, President, Chief Executive

Officer, Treasurer and Chief Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on May 15, 2020.

Signatures	Signatures
/s/ Mark E. Swanson	*
Mark E. Swanson, President,	Thaddas L. Alston, Trustee
Chief Executive Officer, Treasurer,
and Chief Accounting Officer
*	*
Kristianne Blake, Trustee	Cheryl Burgermeister, Trustee
*	*
Katherine W. Krysty, Trustee	Julie Dien Ledoux, Trustee
*	*
Raymond P. Tennison, Jr., Trustee	Jack R. Thompson, Trustee

/s/ Jessica Gates

*By Jessica Gates Attorney-in-fact

*Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 77 on April 7, 2020.

EXHIBIT INDEX

Exhibit Index	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase